General information and basis of preparation - Additional Information (Detail) - € / shares	Jan. 27, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jul. 31, 2020
Text Block [Abstract]
Number of shares issued		31,475,691	25,454,969	25,454,969	5,871,917	13,638,493
Par value per share						€ 0
Shares conversion ratio	0.117%
Percentage of issued capital outstanding	93.58%
Number of shares outstanding	458,721,777